General and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Business And Basis Of Presentation [Line Items]
Date of incorporation	Nov. 26, 2010
Assets [Member] | Liabilities [Member]
Business And Basis Of Presentation [Line Items]
Reduction in value of total assets and total liabilities which would have been brought by adoption of the guidance		$ 10.8	$ 11.6